SHORT-TERM BANK BORROWINGS - Pledged Assets (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Carrying values of pledged assets	$ 9,395,950	$ 8,450,480
Accounts receivable
Carrying values of pledged assets	1,829,454	2,028,624
Buildings, net
Carrying values of pledged assets	4,409,238	4,312,115
Land use rights, net
Carrying values of pledged assets	411,067	402,622
Machinery, net
Carrying values of pledged assets	95,078	98,210
Inventory
Carrying values of pledged assets	$ 2,651,113	$ 1,608,909